Janus Henderson Multi-Sector Income Fund Expense Example - Class D Shares [Member] - Janus Henderson Multi-Sector Income Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 881